CREDIT AGREEMENT AND LONG TERM LIABILITIES (Details 3) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012
Aggregate future principal payments of long-term debt outstanding, 2013	$ 975
Aggregate future principal payments of long-term debt outstanding, 2014	1,041
Aggregate future principal payments of long-term debt outstanding, 2015	329
Aggregate future principal payments of long-term debt outstanding, Total	$ 2,345